MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contribution to employee benefits	$ 4,029	$ 2,202	$ 2,717